Long-term investment	6 Months Ended
Jun. 30, 2018
Long-term Investments [Abstract]
Long-term investment
5.	Long-term investment

As of December 31, 2017 and June 30, 2018, the long-term investment consisted of the following:

	Initial Cost	Ownership	December 31, 2017
	US$		US$
Cost method investees
Zhengzhou Lianhe Real Estate Co., Ltd.	241,648	1.85%	241,648
Zhengzhou Taike Real Estate Co., Ltd.	738,073	3.75%	738,073
Equity method investee
Shenzhen Zhong An Financial Lease Co., Ltd.	7,639,186	25%	8,207,136
Zhengzhou Xinci Health Service Co. Ltd.	1,290,135	60%	1,202,661
Shenzhen Qianhai Jingjie City Renewal Investment Partnership (limited partnership)	8,118,800	n/a	8,118,800
Qingdao Huiju Zhihui City Industrial Development Co., Ltd.	413,210,492	49%	412,593,226
Wuhu Penghong Investment Center (Limited Partnership)	30,608,185	n/a	30,608,185
Wuhu Penghua Tenth Investment Center (Limited Partnership)	367,298,216	n/a	367,298,216
Chengdu Xinyuan Renju Enterprise management Co., Ltd.	765,205	10%	765,205
Total			829,773,150

	Initial Cost	Ownership	June 30, 2018
	US$		US$
Cost method investees
Zhengzhou Lianhe Real Estate Co., Ltd. (“Zhengzhou Lianhe”)	241,648	1.85%	302,270
Zhengzhou Taike Real Estate Co., Ltd. (“Zhengzhou Taike”)	738,073	3.75%	755,675
Equity method investees
Shenzhen Zhong An Financial Lease Co., Ltd.	7,639,186	25%	7,683,611
Zhengzhou Xinci Health Service Co. Ltd.	1,290,135	60%	1,004,446
Shenzhen Qianhai Jingjie City Renewal Investment Partnership (limited partnership)	8,118,800	n/a	8,312,426
Qingdao Huiju Zhihui City Industrial Development Co., Ltd.	505,162,873	49%	496,924,847
Wuhu Penghong Investment Center (Limited Partnership)	30,608,185	n/a	28,107,732
Wuhu Penghua Tenth Investment Center (Limited Partnership)	214,257,292	n/a	208,024,894
Chengdu Xinyuan Renju Enterprise management Co., Ltd.	765,205	10%	755,675
Zhengzhou Jiahe Real Estate Co., Ltd	44,291,183	33.5%	42,180,548
Suzhou Hengwan Real Estate Co., Ltd	18,613,537	16.66%	17,487,133
Madison Developments Limited.	19,095,969	50%	18,891,428
Henan Qingning Apartment Management Co., Ltd.	3,224,895	51%	3,084,379
Suzhou Litai Real Estate Co., Ltd.	9,284,103	19.99%	8,992,734
Total			842,507,798

Cost method investees

As of June 30, 2018 and December 31, 2017, the Company beneficially owned a 1.85% and 3.75% equity interest in Zhengzhou Lianhe and Zhengzhou Taike, respectively. The Company accounts for its investments in these companies under cost method of accounting. The Company adopted ASU 2016-01 and chose to measure its cost method investments which do not have readily determinable fair values at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the Company.

The following table summarizes the movement of the Company’s investment in Zhengzhou Lianhe and Zhengzhou Taike for the six months ended June 30, 2018:

June 30, 2018
US$
Balance as of January 1, 2018	979,721
Impairment on cost method investments	-
Exchange translation adjustment	78,224
Balance as of June 30, 2018 (Unaudited)	1,057,945

There were no impairment indicators associated with Zhengzhou Lianhe and Zhengzhou Taike as of June 30, 2018.

Equity method investees

On January 11, 2016, the Group together with two other entities established a joint venture called Shenzhen Zhong An Financial Lease Co., Ltd. (“Shenzhen Zhong An”), in which the Group holds a 25% equity interest. The purpose of the joint venture is to undertake financial lease businesses.

On November 3, 2016, the Company together with two third parties established Zhengzhou Xinci Health Service Co., Ltd. (“Zhengzhou Xinci”) to provide health service in Zhengzhou, in which the Company holds a 60% equity interest and injected capital amounted US$1,290,135 in 2017. Based on the articles of association, Company cannot exercise control over relevant activities of the investee, but it has the ability to exercise significant influence over Zhengzhou Xinci’s operation and financial decisions and accounted for it as an equity method investment.

On January 9, 2017, the Company set up a limited partnership, Shenzhen Qianhai Jingjie City Renewal Investment Partnership (“Shenzhen Qianhai”), with third parties and made a capital injection of US$8,118,800. Shenzhen Qianhai will focus on investment in real estate renewal projects in Shenzhen city. The Company has significant influence over Shenzhen Qianhai operating and financial decisions and accounted for it as an equity method investment.

On April 19, 2017, the Company signed an agreement to acquire up to 70% equity interest of Qingdao Huiju Zhihui City Industrial Development Co., Ltd. (“Qingdao Huiju”), which is developing a real estate project in Qingdao city from Beijing Huiju Technology Industry Development Co., Ltd., a non-affiliated company for a consideration of US$505.2 million. As of June 30, 2018, US$505.2 million had been paid and a 49% equity interest has been transferred to the Company. Based on the articles of association, the Company cannot exercise control of Qingdao Huiju until it acquires the entire 70% equity interest, but has the ability to exercise significant influence over Qingdao Huiju’s operating and financial decisions and accounted for it as an equity method investment.

On September 4, 2017, the Company with two non-affiliated companies, established a limited partnership, Wuhu Penghong Investment Center (Limited Partnership) (“Wuhu Penghong”), in which the Company and the other two partners each invested US$30.6 million, US$91.8 million and US$3.1 million in cash, respectively. The other two partners hold substantive participating rights whereas the Company only exercises significant influence, and therefore, accounted for its investment in Wuhu Penghong under the equity method. On September 8, 2017, Wuhu Penghong acquired 90.57% equity interest of Guangzhou Huanglong Information Technology Co., Ltd. (“Guangzhou Huanglong”) for a total cash consideration of US$19.7 million.

On December 27, 2017, the Company with a non-affiliated company, established a limited partnership, called Wuhu Penghua Tenth Investment Center (Limited Partnership) (“Wuhu Penghua”), where the Company and the other partner invested US$367.3 million and US$153.0 million in cash, respectively. In the second quarter of 2018, Wuhu Penghua refunded US$158.6 million and US$111.0 million to the Company and the other partner. The other partner holds substantive participating rights whereas the Company only exercises significant influence, and therefore, accounted for its investment in Wuhu Penghua under the equity method. In December 2017, Wuhu Penghua and the Company made capital contributions amounting to US$6.9 million and US$0.8 million, representing a 90% and 10% equity interest in Chengdu Xinyuan Renju Enterprise Management Co., Ltd. (“Chengdu Renju”), respectively. The Company exercises significant influence and accounted for its investment in Chengdu Renju using equity method.

On December 31, 2017, the Company signed an agreement to acquire up to 51% equity interest of Zhengzhou Jiahe Real Estate Co., Ltd (“Zhengzhou Jiahe”), which is developing a real estate project in Zhengzhou city from three natural persons, non-related parties for a consideration of US$117.1 million. As of June 30, 2018, US$44.3 million had been paid in exchange for 33.5% equity interest that has been transferred to the Company. Based on the articles of association, the Company cannot exercise control of Zhengzhou Jiahe, but has the ability to exercise significant influence over Zhengzhou Jiahe’s operating and financial decisions and accounted for it as an equity method investment.

On March 20, 2018, the Company acquired 16.66% equity interest in Suzhou Hengwan Real Estate Co., Ltd (“Suzhou Hengwan”), which is developing a real estate project in Suzhou city from Suzhou Hengwan Enterprise Management Consulting Co., Ltd., a non-affiliated company for a consideration of US$18.6 million. Based on the articles of association, the Company cannot exercise control of Suzhou Hengwan, but has the ability to exercise significant influence over Suzhou Hengwan’s operating and financial decisions and accounted for it as an equity method investment.

On March 21, 2018, the Company acquired 50% equity interest in Madison Developments Limited (“MDL”), which is developing a real estate project in London, England from ED Jersey Limited, a non-affiliated company for a consideration of US$19.1 million. Based on the articles of association, the Company cannot exercise control of MDL, but has the ability to exercise significant influence over MDL’s operating and financial decisions and accounts for it as an equity method investment.

On April 26, 2018, the Company acquired 51% equity interest in Henan Qingning Apartment Management Co., Ltd. (“Henan Qingning”), which is operating rental apartments in Henan Province, from one natural person and Henan Yangjian Industry Co., Ltd., a non-affiliated company, for a consideration of US$3.2 million. Based on the articles of association, the Company cannot exercise control of Henan Qingning, but has the ability to exercise significant influence over Henan Qingning’s operating and financial decisions and accounted for it as an equity method investment.

On May 31, 2018, the Company acquired 19.99% equity interest in Suzhou Litai Real Estate Co., Ltd (“Suzhou Litai”), which is developing a real estate project in Suzhou city from Yongwei Real Estate (Suzhou) Co., Ltd., a non-affiliated company, for a consideration of US$9.3 million. Based on the articles of association, the Company cannot exercise control of Suzhou Litai, but has the ability to exercise significant influence over Suzhou Litai’s operating and financial decisions and accounted for it as an equity method investment.

For the periods presented, management noted no indicators of impairment related to these investments.